Trade and other payables	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other payables [Abstract]
Disclosure of trade and other payables [text block]
Note 23 Trade and other payables

Trade and other payables are detailed as follow
s
:

	As of December 31, 2021		As of December 31, 2020
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers	438,852,587	-	256,222,794	-
Notes payable	1,118,474	29,457	2,074,300	19,875
Trade an other current payables	439,971,061	29,457	258,297,094	19,875
Withholdings payable	75,551,668	-	66,223,983	-
Trade accounts payable withholdings	75,551,668	-	66,223,983	-
Total	515,522,729	29,457	324,521,077	19,875